Acquisition-related Intangible Assets (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Intangible Assets [Line Items]
Acquisition-related Intangible Assets, Net	$ 5,913.7	$ 6,192.4
Estimated future amortization expense of definite-lived acquisition-related intangible assets
Amortization of acquisition-related intangible assets	554.7	579.9	585.7
Continuing Operations
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	7,121.5	6,886.5
Accumulated Amortization of Acquisition-related Intangible Assets	(2,539.1)	(2,021.0)
Definite Lived Acquisition-related Intangible Assets, Net	4,582.4	4,865.5
Acquisition-related Intangible Assets, Gross	8,452.8	8,213.4
Estimated future amortization expense of definite-lived acquisition-related intangible assets
2011	533.3
2012	523.9
2013	516.8
2014	485.0
2015	468.7
2016 and thereafter	2,054.7
Amortization of acquisition-related intangible assets	554.7	579.9	585.7
Continuing Operations | Customer relationships
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	5,215.8	5,046.9
Accumulated Amortization of Acquisition-related Intangible Assets	(1,741.3)	(1,362.4)
Definite Lived Acquisition-related Intangible Assets, Net	3,474.5	3,684.5
Continuing Operations | Product technology
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	1,266.7	1,161.4
Accumulated Amortization of Acquisition-related Intangible Assets	(546.1)	(433.9)
Definite Lived Acquisition-related Intangible Assets, Net	720.6	727.5
Continuing Operations | Tradenames
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	605.3	644.6
Accumulated Amortization of Acquisition-related Intangible Assets	(221.6)	(196.1)
Definite Lived Acquisition-related Intangible Assets, Net	383.7	448.5
Indefinite Lived Acquisition-related Intangible Assets	1,326.9	1,326.9
Continuing Operations | Patents
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	19.7	20.3
Accumulated Amortization of Acquisition-related Intangible Assets	(17.9)	(17.7)
Definite Lived Acquisition-related Intangible Assets, Net	1.8	2.6
Continuing Operations | Other finite-lived
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	14.0	13.3
Accumulated Amortization of Acquisition-related Intangible Assets	(12.2)	(10.9)
Definite Lived Acquisition-related Intangible Assets, Net	1.8	2.4
Continuing Operations | In-process research and development
Intangible Assets [Line Items]
Indefinite Lived Acquisition-related Intangible Assets	4.4
Discontinued Operations
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	197.5	197.7
Accumulated Amortization of Acquisition-related Intangible Assets	(70.1)	(53.1)
Definite Lived Acquisition-related Intangible Assets, Net	127.4	144.6
Estimated future amortization expense of definite-lived acquisition-related intangible assets
2011	16.6
2012	16.5
2013	16.6
2014	16.0
2015	15.9
2016 and thereafter	45.8
Amortization of acquisition-related intangible assets	17.0	17.1	17.1
Discontinued Operations | Customer relationships
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	70.7	70.9
Accumulated Amortization of Acquisition-related Intangible Assets	(25.4)	(19.2)
Definite Lived Acquisition-related Intangible Assets, Net	45.3	51.7
Discontinued Operations | Product technology
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	55.9	55.8
Accumulated Amortization of Acquisition-related Intangible Assets	(24.1)	(18.3)
Definite Lived Acquisition-related Intangible Assets, Net	31.8	37.5
Discontinued Operations | Tradenames
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	70.9	71.0
Accumulated Amortization of Acquisition-related Intangible Assets	(20.6)	(15.6)
Definite Lived Acquisition-related Intangible Assets, Net	$ 50.3	$ 55.4